Segment Information and Major Customers	12 Months Ended
Dec. 31, 2024
Segment Information and Major Customers [Abstract]
Segment information and major customers

Note 20 - Segment information and major customers

A.	General information

Since inception date, the operation of the Company is conducted through one operating segment, i.e., development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle.

B.	Revenues by geographic region are as follows:

	Year ended December 31,
	2024	2023	2022

Israel	1,194	2,519	1,193
Europe	489	201	-
Total	1,683	2,720	1,193

Revenues were attributed to countries based on customer location.

C.	Major external customers from total revenues

During the years ended December 31, 2024, 2023 and 2022, the Company had several customers which accounted for 44%, 38% and 37% of the Company’s total revenues, respectively.